Share Capital (Tables)	12 Months Ended
Mar. 31, 2026
Share capital, reserves and other equity interest [Abstract]
Disclosure of Change in Warrants Outstanding
A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, March 31, 2024	7,074,348	44.34
Expired	(10,486)	388.43
Balance, March 31, 2025	7,063,862	46.22
Expired	(7,063,862)	44.18
Balance, March 31, 2026	—	—

Disclosure of Shares Issued

			US$ equivalent
	Year ended March 31,		Year ended March 31,
	2026	2025	2026	2025

Gross proceeds	$10,906	$—	$7,891	$—
Commission	$218	$—	$158	$—
Net proceeds	$10,688	$—	$7,733	$—
Weighted average gross price	$4.89	$—	$3.57	$—
Number of shares issued	2,210,785	$—	2,210,785	—